12. FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Tables
Financial instruments

											Consolidated
Consolidated						12/31/2017					12/31/2016
	Notes	Available for sale	Fair value through profit or loss	Loans and receivables	Others liabilities measured at amortized cost	Balances	Available for sale	Fair value through profit or loss	Loans and receivables	Other liabilities measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	3			3,411,572		3,411,572			4,871,162		4,871,162
Short - term investments	4			735,712		735,712			760,391		760,391
Trade receivables	5			2,197,078		2,197,078			1,904,630		1,904,630
Derivative financial instruments								2,298			2,298
Trading securities	7		2,952			2,952		2,966			2,966
Loans - related parties	7			2,441		2,441
Dividends receivable	5				41,528	41,528				37,679	37,679
Total			2,952	6,346,803	41,528	6,391,283		5,264	7,536,183	37,679	7,579,126

Non-current
Other trade receivables	7			20,024		20,024			15,291		15,291
Investments	8	2,222,433				2,222,433	1,374,268				1,374,268
Loans - related parties	7			554,694		554,694			479,960		479,960
Total		2,222,433		574,718		2,797,151	1,374,268		495,251		1,869,519

Total Assets		2,222,433	2,952	6,921,521	41,528	9,188,434	1,374,268	5,264	8,031,434	37,679	9,448,645

Liabilities
Current
Borrowings and financing	11				6,551,764	6,551,764				2,150,951	2,150,951
Derivative financial instruments								121			121
Trade payables					2,460,774	2,460,774				1,763,206	1,763,206
Dividends and interest on capital	13				510,692	510,692				484,570	484,570
Total					9,523,230	9,523,230		121		4,398,727	4,398,848

Non-current
Borrowings and financing	11				23,017,953	23,017,953				28,382,802	28,382,802
Total					23,017,953	23,017,953				28,382,802	28,382,802

Total Liabilities					32,541,183	32,541,183		121		32,781,529	32,781,650

Financial instruments at fair value through profit or loss

The following table shows the financial instruments recognized at fair value through profit or loss using a valuation method:

Consolidated			12/31/2017			12/31/2016
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current assets
Financial assets at fair value through profit or loss
Derivative financial instruments					2,298	2,298
Trading securities	2,952		2,952	2,966		2,966
Non-current assets
Available-for-sale financial assets
Investments	2,222,433		2,222,433	1,374,268		1,374,268
Total Assets	2,225,385	-	2,225,385	1,377,234	2,298	1,379,532

Liabilities
Current liabilities
Financial liabilities at fair value through profit or loss
Derivative financial instruments					121	121
Total liabilities		-	-		121	121

Investments in financial instruments classified as available-for-sale

The impairment recorded as of December 31, 2015 amounted R$555,298.

Class of shares	Quantity	12/31/2017		Quantity	12/31/2016		Variation in the year
		Share price	Closing Balance		Share price	Closing Balance	Share price	Variation in the carrying amount
Common	107,156,651	10.83	1,160,506	107,156,651	8.26	885,114	2.57	275,392
Preferred	114,280,556	9.10	1,039,953	114,280,556	4.10	468,550	5.00	571,403
	221,437,207		2,200,459	221,437,207		1,353,664		846,795

Foreign exchange exposure

	12/31/2017
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in €’000)
Cash and cash equivalents overseas	777,310	2,857
Trade receivables	310,642	2,799
Other assets	3,283	3,636
Total assets	1,091,235	9,292
Borrowings and financing	(4,332,686)	(73,186)
Trade payables	(97,622)	(1,941)
Other liabilities	(3,984)	(3,368)
Total liabilities	(4,434,292)	(78,495)
Foreign exchange exposure	(3,343,057)	(69,203)
Cash flow hedge accounting	1,317,667
Net Investment hedge accounting		72,000
Net foreign exchange exposure	(2,025,390)	2,797
Perpetual Bonds	1,000,000
Net foreign exchange exposure excluding perpetual bonds	(1,025,390)	2,797

Derivative financial instruments

										Consolidated
					12/31/2017				12/31/2016	12/31/2017
			Appreciation (R$)		Fair value (market)		Appreciation (R$)		Fair value (market)	Impact on finance income (cost) in 2017
Counterparties	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
BNPP	Dollar					10,250	33,435	(31,137)	2,298	(229)
Total dollar-to-euro swap						10,250	33,435	(31,137)	2,298	(229)

BM&FBovespa	Real					1,641,378	-	-	(121)	28,503
Total DI future						1,641,378	-	-	(121)	28,503

							33,435	(31,137)	2,177	28,274

Dollar x Euro swap
·	Classification of the derivatives in the balance sheet and statement of income

					12/31/2017
Instruments	Assets		Liabilities		Net Financial Income (Note 24)
	Current	Total	Current	Total
Dollar - to - euro swap					(229)
Future DI					28,503
					28,274

					12/31/2016
Instruments	Assets		Liabilities		Net Financial Income (Note 24)
	Current	Total	Current	Total
Future Dollar BM&F					(805,760)
Dollar - to - euro swap	2,298	2,298			(6,467)
Fixed rate - to - CDI swap (*)					(299)
CDI - to - fixed rate swap (*)					(63)
Future DI			(121)	(121)	5,829
	2,298	2,298	(121)	(121)	(806,760)

(*) Swap positions were settled in October 2017.

Hedging instruments

									12/31/2017
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000))
3/11/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2016 - September 2019	2.4442	500,000	(133,334)	53,203	(316,726)
1/12/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2015 - February 2019	2.5601	175,000	(114,999)	38,937	(44,880)
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.6781	100,000			(62,990)
07/21/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.1813	60,000			(7,602)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.2850	100,000			(2,300)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.2850	30,000			(690)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3254	100,000			1,740
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	25,000			1,193
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	70,000			3,339
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	30,000			1,431
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3815	30,000			2,205
1/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	(1)	3.3940	(9,000)			(774)
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3940	355,000			30,530
Total						1,566,000	(248,333)	92,140	(395,524)

Changes in hedge accounting

The movements in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2017 are as follows:

	12/31/2015	Movement	Realization	12/31/2016	Movement	Realization	12/31/2017
Cash flow hedge accounting	1,520,089	(1,005,968)	(77,444)	436,677	50,987	(92,140)	395,524
Fair value of cash flow hedge, net of taxes	1,520,089	(1,005,968)	(77,444)	436,677	50,987	(92,140)	395,524

Non-derivative financial liabilities

Non-derivative financial liabilities have been designated represented by loan agreements with financial institutions in the amount of € 120 million. The carrying amounts on December 31, 2017 are:

						12/31/2017
Designation Date	Hedging Instrument	Hedged Item	Type of Hedged Risk	Exchange Rate on designation	Designated amounts (EUR'000)	Amortized part (USD’000)	Impact on shareholders' equity
09/01/2015	Non-derivative financial liabilities in EUR – Debt contract	Investments in subsidiaries which EUR is the functional currency	Foreign exchange - R$ vs. EUR spot rate	4.0825	120,000	(48,000)	(17,911)
Total					120,000	(48,000)	(17,911)

Changes in net investment hedge

The changes in the amounts related to net investment hedge as of December 31, 2017 are presented below:

	12/31/2015	Movement	Realization	12/31/2016	Movement	Realization	12/31/2017
Net investment hedge accounting	20,148	(77,952)		(57,804)	39,893		(17,911)
Fair value of net investment hedge in foreign operations	20,148	(77,952)		(57,804)	39,893		(17,911)

Currencies used in sensitivity analysis

				12/31/2017
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	3.3080	3.2381	4.1350	4.9620
EUR	3.9693	4.0295	4.9616	5.9540

			12/31/2017
Interest	Interest rate	Scenario 1	Scenario 2
CDI	6.89%	8.61%	10.34%
TJLP	7.00%	8.75%	10.50%
LIBOR	1.84%	2.30%	2.76%

Interests used in sensitivity analysis

The effects on income statement, considering the scenarios 1 and 2 are shown below:

					12/31/2017
Instruments	Notional	Risk	Probable scenario (*)	Scenario 1	Scenario 2

Hedge accounting of exports	1,317,667	Dollar	(92,105)	1,089,711	2,179,422

Currency position	(3,343,057)	Dollar	233,680	(2,764,708)	(5,529,416)
(not including exchange derivatives above)

Consolidated exchange position	(2,025,390)	Dollar	141,575	(1,674,997)	(3,349,994)
(including exchange derivatives above)

Net Investment hedge accounting	72,000	Euro	4,334	71,447	142,894

Currency position	(69,203)	Euro	(4,166)	(68,672)	(137,344)

Consolidated exchange position	2,797	Euro	168	2,775	5,550
(including exchange derivatives above)

(*) The probable sceneries were calculated considering the following variations to the specified risks: Real x Dollar – appreciation of Real in 2.11% / Real x Euro – appreciation of Real in 1.52%. Source: Quotation from Central Bank of Brazil and Central Bank of Europe on 02/16/2018.

Sensitivity analysis effects on income statement

The Company considered the scenarios 1 and 2 as 25% and 50% of evolution for volatility of the interest as of December 31, 2017.

				Consolidated
					Impact on profit or loss
Changes in interest rates	% Yearly	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
TJLP	7.00		(1,003,712)	(3,202)	(17,565)	(35,130)
Libor	1.84		(4,844,015)	(44,657)	(22,247)	(44,494)
CDI	6.89	644,525	(13,550,383)	(206,061)	(222,303)	(444,606)

(*) The sensitivity analysis is based on the assumption of maintaining as probable scenario the market rates at December 31, 2017 recorded in the Company´s assets and liabilities.

Sensitivity analysis of interest rate swaps

The following table shows the contractual maturities of financial liabilities, including accrued interest.

At December 31, 2016	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures	6,551,764	14,812,478	4,249,106	3,956,369	29,569,717
Trade payables	2.460,774				2,460,774
Dividends and interest on capital	510,692				510,692

Sensitivity analysis of changes in interest rates

The estimated fair values for certain consolidated long-term borrowings and financing were calculated at prevailing market rates, taking into consideration the nature, terms and risks similar to those of the recorded contracts, as below:

		12/31/2017		12/31/2016
	Carrying amount	Fair value	Carrying amount	Fair value
Perpetual bonds	3,312,503	2,602,090	3,263,536	1,702,134
Fixed rate notes	5,751,526	6,207,946	5,666,506	4,907,339

Contractual maturities of financial liabilities

The table below shows the evolution of the capital structure of the Company in the last three years, with financing by equity and third-party capital.

Thousands of reais	2017	2016
Shareholder's equity (equity)	8,288,229	7,384,521
Borrowings and Financing (Third-party capital)	29,510,844	30,441,018
Gross Debit/Shareholder's equity	3.56	4.12